Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Debt instruments held [abstract]
Disclosure of detailed information about borrowings [text block]
	As of December 31
in 000€	2017	2016	2015
K€ 28,000 acquisition bank loan	27,513	−	−
K€ 18,000 secured bank loans (construction Belgium/Poland)	17,575	6,404	−
K€ 11,250 bank loans ACTech	9,247	−	−
K€ 8,750 other facility loans	4,982	5,411	5,952
Bank investment loans - top 20 outstanding	21,441	9,467	4,892
Bank investment loans - other	2,289	2,927	2,195
Financial lease agreements	9,164	7,395	5,904
Institutional loan	1,105	936	856
Convertible loan	1,000	1,000	1,000
Related party loan	241	266	290
Total loans and borrowings	94,557	33,806	21,089
current	12,769	5,539	4,482
non-current	81,788	28,267	16,607

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	For the year ended December 31
(in thousands of euros)	2017	2016	2015
Balance as per January 1,	33,806	21,089	17,347
Proceeds from loans & borrowings	54,319	14,669	5,672
Repayment of loans & borrowings	(11,904)	(2,796)	(4,711)
New finance leases	2,906	2,483	3,808
Repayment of finance leases	(2,947)	(1,898)	(1,546)
Loans acquired from business combination	18,205	−	303
Net foreign exchange movements	172	259	216
Balance as per December 31,	94,557	33,806	21,089